Leasing Agreements	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Leases Agreements [Abstract]
Leasing Agreements

7. Leasing Agreements

The Company’s properties are leased to tenants under operating leases with expiration dates extending through the year 2039. These leases generally contain rent increases and renewal options.

Future minimum rental revenue under non-cancelable leases excluding reimbursements for operating expenses as of September 30, 2015 are as follows:

Operating Leases
October 1 through December 31, 2015	$39,901
2016	162,019
2017	161,244
2018	157,675
2019	149,791
Thereafter	1,024,402
Total minimum lease rental income	$1,695,032

7. Leasing Agreements

The Company’s properties are leased to tenants under operating leases with expiration dates extending through the year 2032. These leases generally contain rent increases and renewal options.

Future minimum rental revenues under non-cancelable leases excluding reimbursements for operating expenses as of December 31, 2014 are as follows:

Operating Leases
2015	$90,851
2016	92,291
2017	91,610
2018	92,212
2019	88,183
Thereafter	488,660
Total minimum lease rental income	$943,807